3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
30-89 Days	$ 6,010,907	$ 6,363,675
90 Days or more	1,561,300	1,917,425
Total Past Due	7,572,207	8,281,100
Current	599,416,730	570,169,417
Total Loans	606,988,937	578,450,517
Non-Accrual Loans	4,433,930	4,263,286
90 Days or More and Accruing	642,432	729,106
Commercial and industrial
30-89 Days	68,532	217,385
90 Days or more	44,503	0
Total Past Due	113,035	217,385
Current	98,817,796	80,549,308
Total Loans	98,930,831	80,766,693
Non-Accrual Loans	480,083	84,814
90 Days or More and Accruing	0	0
Commercial Real Estate
30-89 Days	1,690,307	1,509,839
90 Days or more	151,723	190,789
Total Past Due	1,842,030	1,700,628
Current	244,440,696	233,617,520
Total Loans	246,282,726	235,318,148
Non-Accrual Loans	1,600,827	1,742,993
90 Days or More and Accruing	0	0
Municipal
30-89 Days	0	0
90 Days or more	0	0
Total Past Due	0	0
Current	55,817,206	47,067,023
Total Loans	55,817,206	47,067,023
Non-Accrual Loans	0	0
90 Days or More and Accruing	0	0
Residential real estate - 1st lien
30-89 Days	3,871,045	4,108,319
90 Days or more	1,217,098	1,371,061
Total Past Due	5,088,143	5,479,380
Current	153,249,153	160,185,795
Total Loans	158,337,296	165,665,175
Non-Accrual Loans	2,112,267	2,026,939
90 Days or More and Accruing	530,046	622,486
Residential real estate - Jr lien
30-89 Days	331,416	484,855
90 Days or more	147,976	353,914
Total Past Due	479,392	838,769
Current	42,751,481	43,706,218
Total Loans	43,230,873	44,544,987
Non-Accrual Loans	240,753	408,540
90 Days or More and Accruing	112,386	104,959
Consumer
30-89 Days	49,607	43,277
90 Days or more	0	1,661
Total Past Due	49,607	44,938
Current	4,340,398	5,043,553
Total Loans	4,390,005	5,088,491
Non-Accrual Loans	0	0
90 Days or More and Accruing	$ 0	$ 1,661